Balances and Transactions in Foreign Currencies	12 Months Ended
Dec. 31, 2022
Balances and Transactions in Foreign Currencies [Abstract]
Balances and Transactions in Foreign Currencies	Balances and Transactions in Foreign Currencies
Assets, liabilities and transactions denominated in foreign currencies are those realized in a currency different from the functional currency of the Company. As of December 31, 2022 and 2021, assets and liabilities denominated in foreign currencies, expressed in Mexican pesos (contractual amounts) are as follows:

	Assets		Liabilities
Balances	Current	Non-current	Current	Non-current
As of December 31, 2022
U.S. dollars	21,358	70	8,777	43,359
Euros	—	—	214	—
As of December 31, 2021
U.S. dollars	28,851	14	3,495	52,591
Euros	—	—	205	—

For the years ended December 31, 2022, 2021 and 2020 transactions denominated in foreign currencies, expressed in Mexican pesos (contractual amounts) are as follows:

Transactions	Revenues	Purchases of Raw Materials	Interest Expense	Other
Year ended December 31, 2022 U.S.dollars	830	17,285	1,148	2,973
Year ended December 31, 2021 U.S.dollars	452	14,420	1,749	2,509
Year ended December 31, 2020 U.S.dollars	462	12,801	3,418	2,213